Financial Instruments Fair Value Disclosures - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Current financial liabilities	€ 4,400
Other current financial liabilities	1,700
Current liabilities	6,092	€ 10,426
Cash and cash equivalents	4,976	12,445	€ 14,385	€ 30,018
Current assets	7,694	€ 14,825
Common stock shares subscription	€ 9,800